Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net loss	$ (1,627)	$ (2,885)
Other comprehensive loss:
Reclassification adjustment for gains realized in net loss, net of income taxes of $0 and $(63), respectively	(82)	(98)
Unrealized net holding loss on securities available for sale, net of income taxes of $0 and $(42), respectively	(39)	(63)
Total other comprehensive loss	(121)	(161)
Total comprehensive loss	$ (1,748)	$ (3,046)